DEBT (Tables)	3 Months Ended
Mar. 27, 2015
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
The Company's outstanding debt consisted of the following as of March 27, 2015 and December 26, 2014 (in thousands):

	March 27, 2015	December 26, 2014
ABL Facility	$197,000	$74,000
Term Loan Facility(1)	345,755	346,599
HoldCo Notes	285,000	365,000
Total debt	$827,755	$785,599
Less: Current portion	3,500	83,500
Long-term debt	$824,255	$702,099
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(1)	The Term Loan Facility included an unamortized original issue discount of $0.7 million and $0.8 million as of March 27, 2015 and December 26, 2014, respectively.